Note 5. Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

	As of December 31,
	2014	2013
In millions
Raw materials and supplies	$36.4	$77.1
Goods and work-in-process	49.7	40.1
Finished goods	18.2	3.1
Total inventories	$104.3	$120.3